UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21677

 NAME OF REGISTRANT:                     Cohen & Steers International
                                         Realty Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 757 Third Avenue
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John E. McLean
                                         757 Third Avenue
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005


Cohen & Steers International Realty Fund
--------------------------------------------------------------------------------------------------------------------------
 CANADIAN APARTMENT PROPERTIES REIT                                                          Agenda Number:  932328912
--------------------------------------------------------------------------------------------------------------------------
        Security:  134921105
    Meeting Type:  Special
    Meeting Date:  26-May-2005
          Ticker:  CDPYF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     IN RESPECT OF THE ELECTION OF TRUSTEES.                   Mgmt          For                            For

02     IN RESPECT OF THE RE-APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE AUDITOR OF THE TRUST.

03     THE RESOLUTION AUTHORIZING THE AMENDMENTS TO              Mgmt          For                            For
       THE TRUST S DECLARATION OF TRUST, AS SET FORTH
       IN SCHEDULE  A  OF THE TRUST S MANAGEMENT INFORMATION
       CIRCULAR DATED APRIL 26, 2005.

04     THE RESOLUTION GRANTING THE TRUSTEES THE AUTHORITY,       Mgmt          For                            For
       IF, AND WHEN, THEY CONSIDER IT TO BE DESIRABLE,
       TO CONVERT THE TRUST FROM A  CLOSED-END  TRUST
       TO AN  OPEN-END  TRUST AS SET FORTH IN SCHEDULE
       B  OF THE TRUST S MANAGEMENT INFORMATION CIRCULAR
       DATED APRIL 26, 2005.

05     THE RESOLUTION CONFIRMING AND AMENDING THE UNITHOLDERS    Mgmt          For                            For
       RIGHTS PLAN, AS SET FORTH IN SCHEDULE  C
       OF THE TRUST S MANAGEMENT INFORMATION CIRCULAR
       DATED APRIL 26, 2005.




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  700672074
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2005
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          No vote
       the audited accounts for the YE 31DEC 2004
       and the Auditors  report thereon

2.     Declare a first and final dividend of SGD 0.05            Mgmt          No vote
       per share and a special dividend of SGD 0.01
       per share, less Singapore Income Tax at 20%,
       for the YE 31 DEC 2004

3.     Approve the sum of SGD 1,003,103 as the Directors         Mgmt          No vote
       fees for the YE 31 DEC 2004;  2003: SGD 971,340

4.i    Re-elect Mr. Liew Mun Leong as a Director, who            Mgmt          No vote
       retires by rotation pursuant to Article 95
       of the Articles of Association of the Company

4.ii   Re-elect Mr. Richard Edward Hale as a Director,           Mgmt          No vote
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

4.iii  Re-elect Mr. Peter Seah Lim Huat as a Director,           Mgmt          No vote
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.i    Re-appoint Dr. Richard Hu Tsu Tau as a Director,          Mgmt          No vote
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.ii   Re-appoint Mr. Hsuan Owyang as a Director, who            Mgmt          No vote
       retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

5.iii  Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          No vote
       who retires under Section 153(6) of the Companies
       Act, Chapter 50, to hold office from the date
       of this AGM until the next AGM

6.     Re-appoint Messrs KPMG as the Auditors of the             Mgmt          No vote
       Company and authorize the Directors to fix
       their remuneration

7.     Transact such other ordinary business                     Other         No vote

8.A    Authorize the Directors of the Company to: a)             Mgmt          No vote
       (i) issue shares in the capital of the Company
       shares  whether by way of rights, bonus or
       otherwise; and/or (ii) make or grant offers,
       agreements or options  collectively, Instruments
       that might or would require shares to be issued,
       including but not limited to the creation and
       issue of  as well as adjustments to  warrants,
       debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit; and b)  notwithstanding
       the authority conferred by this resolution
       may have ceased to be in force  issue shares
       in pursuance of any Instrument made or granted
       by the Directors while this resolution was
       in force, provided that: 1) the aggregate number
       of shares to be issued pursuant to this resolution
       including shares to be issued in pursuance
       of Instruments made or granted pursuant to
       this resolution  does not exceed 50% of the
       issued share capital of the Company  as specified
       , of which the aggregate number of shares to
       be issued other than on a pro rata basis to
       shareholders of the Company  including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution  does
       not exceed 20% of the issued share capital
       of the Company  as specified ; 2)  subject
       to such manner of calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited  for the purpose of determining the
       aggregate number of shares that may be issued
       as specified, the percentage of issued share
       capital shall be based on the issued share
       capital of the Company at the time this resolution
       is passed, after adjusting for: (i) new shares
       arising from the conversion or exercise of
       any convertible securities or share options
       or vesting of share awards which are outstanding
       or subsisting at the time this resolution is
       passed; and (ii) any subsequent consolidation
       or subdivision of shares; 3) in exercising
       the authority conferred by this resolution,
       the Company shall comply with the provisions
       of the Listing Manual of the Singapore Exchange
       Securities Trading Limited for the time being
       in force  unless such compliance has been waived
       by the Singapore Exchange Securities Trading
       Limited  and the Articles of Association for
       the time being of the Company;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the date by which the next
       AGM of the Company is required by law to be
       held

8.B    Authorize the Directors to: a) offer and grant            Mgmt          No vote
       options in accordance with the provisions of
       the Capitaland Share Option Plan  Share Option
       Plan  and/or to grant awards in accordance
       with the provisions of the Capitaland Performance
       Share Plan  Performance Share Plan  and/or
       the Capitaland Restricted Stock Plan  Restricted
       Stock Plan   the Share Option Plan, the Performance
       Share Plan and the Restricted Stock Plan, together
       the Share Plans ; and b) allot and issue from
       time to time such number of shares in the Company
       as may be required to be issued pursuant to
       the exercise of options under the Share Option
       Plan and/or such number of fully paid shares
       in the Company as may be required to be issued
       pursuant to the vesting of awards under the
       Performance Share Plan and/or the Restricted
       Stock Plan, provided that the aggregate number
       of shares to be issued pursuant to the Share
       Plans shall not exceed 15% of the issued share
       capital of the Company from time to time

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD                                                                  Agenda Number:  700720306
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  19-May-2005
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 232094 DUE TO A CHANGE IN THE AGENDA. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            *
       the reports of the Directors and Auditors for
       the YE 31 DEC 2004

2.     Declare a final dividend                                  Mgmt          For                            *

3.1    Elect Mr. Li Ka-Shing as a Director                       Mgmt          For                            *

3.2    Elect Mr. Li Tzar Kuoi, Victor as a Director              Mgmt          For                            *

3.3    Elect Ms. Pau Yee Wan, Ezra as a Director                 Mgmt          For                            *

3.4    Elect Ms. Woo Chia Ching, Grace as a Director             Mgmt          For                            *

3.5    Elect Mr. Leung Siu Hon as a Director                     Mgmt          For                            *

3.6    Elect Mr. Simon Murray as a Director                      Mgmt          For                            *

3.7    Elect Mr. Chow Nin Mow, Albert as a Director              Mgmt          For                            *

3.8    Elect Mr. Kwan Chiu Yin, Robert as a Director             Mgmt          For                            *

3.9    Elect Mr. Cheong Ying Chew, Henry as a Director           Mgmt          For                            *

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            *
       the Auditors and authorise the Directors to
       fix their remuneration

5.1    Authorize the Directors, to issue and dispose             Mgmt          Against                        *
       the additional shares not exceeding 20% of
       the existing issued share capital of the Company
       at the date of this resolution until the next
       AGM  relevant period , such mandate to include
       the granting of offers or options  including
       bonds and debentures convertible into shares
       of the Company  which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors, during the relevant              Mgmt          For                            *
       period  as specified  of all the powers of
       the Company, to repurchase shares of HKD 0.50
       each in. the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time; the aggregate nominal amount
       of shares of the Company to be repurchased
       by the Company pursuant to the approval as
       specified shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this resolution,
       and the said approval shall be limited accordingly;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by law to be held

5.3    Authorize the Directors to issue and dispose              Mgmt          For                            *
       of additional shares pursuant to Resolution
       No. 5.1 as specified be hereby extended by
       the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       No. 5.2 as specified, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 CITY DEVELOPMENTS LTD                                                                       Agenda Number:  700675462
--------------------------------------------------------------------------------------------------------------------------
        Security:  V23130111
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2005
          Ticker:
            ISIN:  SG1R89002252
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          No vote
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2004

2.     Declare a first and final dividend of 15% less            Mgmt          No vote
       20% income tax per ordinary share of SGD 0.50
       each for the YE 31 DEC 2004 as recommended
       by the Directors

3.     Approve the Directors  fees of SGD 220,000 for            Mgmt          No vote
       the YE 31 DEC 2004 and the Audit Committee
       fees of SGD 42,500 per quarter for the period
       from 01 JUL 2005 to 30 JUN 2006, with the payment
       of the Audit Committee fees to be made in arrears
       at the end of each calendar quarter

4.a    Re-elect Mr. Foo See Juan as a Director, who              Mgmt          No vote
       retires in accordance with the Articles of
       Association of the Company

4.b    Re-elect Mr. Han Vo-Ta as a Director, who retires         Mgmt          No vote
       in accordance with the Articles of Association
       of the Company

5.a    Re-appoint Mr. Ong Pang Boon as a Director of             Mgmt          No vote
       the Company to hold office until the next AGM,
       in accordance with Section 153(6) of the Companies
       Act, Chapter 50

5.b    Re-appoint Mr. Chee Keng Soon as a Director               Mgmt          No vote
       of the Company to hold office until the next
       AGM, in accordance with Section 153(6) of the
       Companies Act, Chapter 50

5.c    Re-appoint Mr. Tang See Chim as a Director of             Mgmt          No vote
       the Company to hold office until the next AGM,
       in accordance with Section 153(6) of the Companies
       Act, Chapter 50

6.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          No vote
       authorize the Directors to fix their remuneration

7.     Authorize the Directors to issue ordinary shares          Mgmt          No vote
       whether by way of rights, bonus or otherwise;
       and/or to make or grant offers, agreements
       or options  collectively Instruments  that
       might or would require ordinary shares to be
       issued, including but not limited to the creation
       and issue of  as well as adjustments to  warrants,
       debentures or other instruments convertible
       into ordinary shares, at any time and upon
       such terms and conditions and for such purposes
       and to such persons as the Directors may, in
       their absolute discretion, deem fit; and issue
       ordinary shares in pursuance of any instrument
       made or granted by the Directors while this
       ordinary resolution was in force; provided
       that the aggregate number of ordinary shares
       to be issued pursuant to this ordinary resolution
       including ordinary shares to be issued in
       pursuance of Instruments made or granted pursuant
       to this ordinary resolution but excluding ordinary
       shares which may be issued pursuant to any
       adjustments effected under any relevant Instrument
       , does not exceed 50% of the issued ordinary
       share capital of the Company  as specified
       , of which the aggregate number of ordinary
       shares to be issued other than on a pro-rata
       basis to shareholders of the Company  including
       ordinary shares to be issued in pursuance of
       Instruments made or granted pursuant to this
       ordinary resolution but excluding ordinary
       shares which may be issued pursuant to any
       adjustments effected under any relevant instrument
       does not exceed 20% of the issued ordinary
       share capital of the Company  as specified
       ;  subject to such manner of calculation as
       may be prescribed by the Singapore Exchange
       Securities Trading Limited  SGX-ST  for the
       purpose of determining the aggregate number
       of ordinary shares that may be issued under
       as specified in this ordinary resolution, the
       percentage of issued ordinary share capital
       shall be based on the issued ordinary share
       capital of the Company at the time this ordinary
       resolution is passed, after adjusting for:
       i) new ordinary shares arising from the conversion
       or exercise of any convertible securities;
       ii) new ordinary shares arising from the exercise
       of share options or vesting of share awards
       which are outstanding or subsisting at the
       time this ordinary resolution is passed, provided
       the options or awards were granted in compliance
       with the Listing Manual of the SGX-ST; and
       iii) any subsequent consolidation or subdivision
       of ordinary shares; and in relation to an instrument,
       the number of ordinary shares shall be taken
       to be that number as would have been issued
       had the rights therein been fully exercised
       or effected on the date of the making or granting
       of the instrument; e) in exercising the authority
       conferred by this ordinary resolution, the
       Company shall comply with the provisions of
       the Listing Manual of the SGX-ST for the time
       being in force  unless such compliance has
       been waived by the SGX-ST  and the Articles
       of Association for the time being of the Company;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by law to be held

8.     Authorize the Directors of the Company, for               Mgmt          No vote
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 of Singapore  Companies
       Act , to purchase or otherwise acquire issued
       ordinary shares and/or preference shares not
       exceeding in aggregate 10% of the issued ordinary
       share capital to any purchase in or acquisition
       of preference shares, 10% of the non-redeemable
       convertivle non-cumulative preference share
       capital of the Company, at such price or prices
       as may be determined by the Directors of the
       Company from time to time up to 105% of the
       average closing price, in case of off-market
       purchase 120% of the highest last dealt price,
       whether by way of: i) market purchases  each
       a market purchase  on the SGX-ST; and/or ii)
       off-market purchases  each an off-market purchase
       effected otherwise than on the SGX-ST in accordance
       with any equal access scheme(s) as may be determined
       or formulated by the Directors of the Company
       as they may, in their absolute discretion,
       deem fit, which schemes shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws, regulations and rules of the SGX-ST as
       may for the time being be applicable  Share
       Purchase Mandate ;  Authority expires the earlier
       of the next AGM of the Company or  the date
       by which the next AGM of the Company is required
       by law to be held ; and to complete and do
       all such acts and things  including executing
       such documents as may be required  as they
       may consider expedient or necessary to give
       effect to the transactions contemplated by
       this ordinary resolution

9.     Authorize the Directors to offer and grant options        Mgmt          No vote
       in accordance with the provisions of the City
       Developments Share Option Scheme 2001  the
       Scheme  and to allot and issue from time to
       time such number of ordinary shares in the
       capital of the Company as may be required to
       be issued pursuant to the exercise of the options
       granted under the Scheme provided that the
       aggregate number of ordinary shares to be issued
       pursuant to the Scheme shall not exceed 8%
       of the issued ordinary share capital of the
       Company from time to time

10.    Authorize the Company and its subsidiaries and            Mgmt          No vote
       associated Companies that are not listed on
       the SGX-ST, or an approved exchange, over which
       the Company, its subsidiaries and/or its interested
       person(s), have control, or any of them, for
       the purpose of Chapter 9 of the Listing Manual
       of the SGX-ST,  to enter into any of the transactions
       falling within the category of Interested Person
       Transactions, as specified, with any party
       who is of the class or classes of Interested
       Persons, provided that such transactions are
       entered into in accordance with the review
       procedures for Interested Person Transactions
       as specified;  Authority expires at the conclusion
       of the next AGM of the Company ; and authorize
       the Directors of the Company to complete and
       do all such acts and things  including executing
       all such documents as may be required  as they
       or he may consider expedient or necessary or
       in the interests of the Company to give effect
       to the IPT Mandate and/or this resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 COFINIMMO SA, BRUXELLES                                                                     Agenda Number:  700683522
--------------------------------------------------------------------------------------------------------------------------
        Security:  B25654136
    Meeting Type:  EGM
    Meeting Date:  29-Apr-2005
          Ticker:
            ISIN:  BE0003593044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting    No vote
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET.  ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED.  SHOULD YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       AT ADP.  THANK YOU.

       Multiple Benefical Owner Information Note:                Non-Voting    No vote
       Market rules require ADP to disclose beneficial
       owner information for all voted accounts.
       If an account has multiple beneficial owners,
       you will need to provide the breakdown of each
       beneficial owner name, address and share position
       to your ADP Client Service Representative.
       This information is required in order for
       ADP to lodge your vote.

1.     Receive the annual report 2004                            Non-Voting    No vote

2.     Receive the report of the Supervisor                      Non-Voting    No vote

3.     Approve the statutory annual report                       Mgmt          No vote

4.     Receive the consolidated annual report 2004               Non-Voting    No vote

5.     Grant discharge to the Management                         Mgmt          No vote

6.     Grant discharge to the Supervisor                         Mgmt          No vote

7.     Receive the annual report by the Supervisor               Non-Voting    No vote
       of Belgian Office Properties

8.     Approve the annual report of Belgian Office               Mgmt          No vote
       Properties

9.     Grant discharge to the Management of Belgian              Mgmt          No vote
       Office Properties

10.    Grant discharge to the Supervisor Belgian Office          Mgmt          No vote
       Properties

11.    Approve the renewal of Management Mandates and            Mgmt          No vote
       appoint Management

12.    Approve the remuneration of the Management                Mgmt          No vote

13.    Approve the renewal of the Mandat of the Supervisor       Mgmt          No vote
       and remuneration

14.    Receive the Corporate Governance                          Non-Voting    No vote

15.    Various subjects                                          Non-Voting    No vote

       PLEASE NOTE THAT THIS IS AN ORDINARY GENERAL              Non-Voting    No vote
       MEETING. THANK YOU




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  700690008
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2273C104
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2005
          Ticker:
            ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 21 APR 2005. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening and announcements                                 Mgmt          No vote

2.     Approve the report of the Board of Management             Mgmt          No vote
       for the FY 2004

3.     Approve to determine the annual accounts 2004             Mgmt          No vote

4.     Approve the Corporate Governance                          Mgmt          No vote

5.     Approve the Dividend and Reserve Policy                   Mgmt          No vote

6.     Approve to determine the dividend 2004                    Mgmt          No vote

7.     Grant discharge to the Board of Management                Mgmt          No vote

8.     Grant discharge to the Supervisory Board                  Mgmt          No vote

9.     Approve the profile of the Supervisory Board              Mgmt          No vote

10.    Re-appoint the External Accountant                        Mgmt          No vote

11.    Any other business                                        Other         No vote

12.    Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE EUROSHOP AG, ESCHBORN                                                              Agenda Number:  700721081
--------------------------------------------------------------------------------------------------------------------------
        Security:  D1854M102
    Meeting Type:  OGM
    Meeting Date:  23-Jun-2005
          Ticker:
            ISIN:  DE0007480204
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE BE ADVISED THAT "DEUTSCHE EUROSHOP AG"             Non-Voting    No vote
       SHARES ARE ISSUED IN REGISTERED FORM AND AS
       SUCH DO NOT REQUIRE SHARE BLOCKING IN ORDER
       TO ENTITLE YOU TO VOTE. THANK YOU.

1.     Receive the Company's annual earnings and the             Mgmt          For                            *
       consolidated earnings as well as the report
       of the Supervisory Board for the business year
       2004

2.     Approve the appropriation of the distributable            Mgmt          For                            *
       profit of EUR 30,000,000 as follows: payment
       of a dividend of EUR 1.92 per share, ex-dividend
       and payable date: 24 JUN 2005

3.     Grant discharge to the Executive Board                    Mgmt          For                            *

4.     Grant discharge to the Supervisory Board                  Mgmt          For                            *

5.     Approve the remuneration for the Supervisory              Mgmt          For                            *
       Board as follows: for the 2004 FY, the Chairman
       shall receive EUR 30,000, the Deputy Chairman
       EUR 22,500, and every other Board Member EUR
       15,000

6.     Elect BDO Deutsche Warentreuhand AG Wirtschaftspruefungsgesellschaft,Mgmt          For                            *
       Hamburg, as the Auditors for the year 2005

       PLEASE NOTE THAT THIS AGENDA IS NOW AVAILABLE             Non-Voting    No vote
       IN ENGLISH AND GERMAN.




--------------------------------------------------------------------------------------------------------------------------
 DEVELOPMENT SECURITIES PLC                                                                  Agenda Number:  700687657
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2740B125
    Meeting Type:  AGM
    Meeting Date:  12-May-2005
          Ticker:
            ISIN:  GB0002668464
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          No vote
       financial statements for the YE 31 DEC 2004

2.     Approve the remuneration report as specified              Mgmt          No vote

3      Re-elect Mr. C.J. Barwick as a Director                   Mgmt          No vote

4.     Re-elect Mr. P.V.S. Manduca as a Director                 Mgmt          No vote

5.     Declare a final dividend                                  Mgmt          No vote

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          No vote
       and authorize the Directors to determine their
       remuneration

S.7    Authorize the Company, in accordance with the             Mgmt          No vote
       Article 42 of its Articles of  Association
       and Part V of the Companies Act 1985  the Act
       , to make market purchases  Section 163 of
       the Act  of up to 5,463,000 ordinary shares,
       the minimum price which may be paid for such
       shares is the nominal value per share  exclusive
       of expenses  and up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2006 or 11 AUG 2006 ;
       the Company, before the expiry, may make a
       contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry

8.     Authorize the Directors, pursuant to and in               Mgmt          No vote
       accordance with Section 80 of the Companies
       Act 1985, to allot relevant securities  Section
       80(2)  up to an aggregate nominal amount of
       GBP 6,509,466;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or 11 AUG 2006 ; and the Directors may allot
       relevant securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.9    Authorize the Directors, pursuant to Section              Mgmt          No vote
       95 of the Companies Act 1985, to allot equity
       securities  Section 94   pursuant to the authority
       conferred by Resolution 8, disapplying the
       statutory pre-emption rights  Section 89(1)
       , provided that this power is limited to the
       allotment of equity securities: a) in connection
       with a rights issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       916,682;  Authority expires the earlier of
       the conclusion of the AGM of the Company in
       2006 or 11 AUG 2006 ; and the Directors may
       allot equity securities after the expiry of
       this authority in pursuance of such an offer
       or agreement made prior to such expiry

10.    Approve that the rules of the Development Securities      Mgmt          No vote
       PLC Save As You Earn Option Plan 2005  Option
       Plan  produced in draft to the meeting and
       for the purposes of identification intialled
       by the Chairman, the principal features of
       which are summarized in the appendix hereto
       and authorize the Directors to make such modifications
       to the SAYE Plan as they may consider necessary
       to take account of the requirements of the
       Inland Revenue, UK Listing Authority and best
       practice and to adopt the SAYE Plan as so modified
       and do acts and things necessary to operate
       the SAYE Plan

11.    Approve that the rules of the Development Securities      Mgmt          No vote
       PLC Executive Share Option Plan 2005  Option
       Plan  produced in draft to the meeting and
       for the purposes of identification intialled
       by the Chairman, the principal features of
       which are summarized in the Appendix heretoand
       authorize the Directors to make such modifications
       to the SAYE Plan as they may consider necessary
       to take account of the requirements of the
       Inland Revenue, UK Listing Authority and best
       practice and to adopt the SAYE Plan as so modified
       and do acts and things necessary to operate
       the Option Plan




--------------------------------------------------------------------------------------------------------------------------
 FOREST CITY ENTERPRISES, INC.                                                               Agenda Number:  932342556
--------------------------------------------------------------------------------------------------------------------------
        Security:  345550107
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2005
          Ticker:  FCEA
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M.P. ESPOSITO, JR.                                        Mgmt          For                            For
       JOAN K. SHAFRAN                                           Mgmt          For                            For
       LOUIS STOKES                                              Mgmt          For                            For
       STAN ROSS                                                 Mgmt          For                            For

02     THE PROPOSED AMENDMENT AND RESTATEMENT OF THE             Mgmt          For                            For
       1994 STOCK PLAN.

03     THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP            Mgmt          For                            For
       AS INDEPENDENT AUDITORS FOR THE COMPANY FOR
       THE FISCAL YEAR ENDING JANUARY 31, 2006.




--------------------------------------------------------------------------------------------------------------------------
 GENERAL PROPERTY TRUST                                                                      Agenda Number:  700713882
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q40060107
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2005
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting    No vote

1.     Appoint the Australian Diversified Funds Management       Mgmt          Against                        *
       Limited  ACN 107 426 504  as the new responsible
       entity of General Property Trust

2.     Authorize the Australian Diversified Funds Management     Mgmt          Against                        *
       Limited  ACN 107 426 504  , subject to resolution
       1, to take all steps  including making the
       interest-free loan of up to AUD 300 million
       to PT Limited  ACN 004 454 666 , the trustee
       of GPT Management Company Trust  to give effect
       to the internalization by establishment as
       specified

S.3    Amend, subject to the approval of Resolutions             Mgmt          For                            *
       1 and 2, the Constitution of General Property
       Trust in accordance with the 25th Supplemental
       Deed Poll in the form tabled at the meeting
       and signed by the Chairman of the meeting,
       with effect from the date the amended constitution
       is lodged with the Australian Securities and
       Investment Commission

S.4    Amend the constitution for accounting purposes            Mgmt          For                            *
       of the General Property Trust in accordance
       with the 26th Supplemental Deed Poll in the
       form tabled at the meeting and signed by the
       Chairman of the meeting, with effect from the
       date the amended constitution is lodged with
       Australian Securities and Investment Commission




--------------------------------------------------------------------------------------------------------------------------
 H&R REAL ESTATE INVESTMENT TRUST                                                            Agenda Number:  932347873
--------------------------------------------------------------------------------------------------------------------------
        Security:  403925100
    Meeting Type:  Special
    Meeting Date:  24-Jun-2005
          Ticker:  HRREF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     IN RESPECT OF THE ELECTION OF TRUSTEES;                   Mgmt          For                            For

02     IN RESPECT OF THE APPOINTMENT OF AUDITORS OF              Mgmt          For                            For
       THE TRUST AND THE AUTHORIZATION OF THE TRUSTEES
       TO FIX THE REMUNERATION OF THE AUDITORS;

03     IN RESPECT OF THE ORDINARY RESOLUTION AUTHORIZING         Mgmt          For                            For
       AMENDMENTS TO THE TRUST S 2001 AMENDED AND
       RESTATED DECLARATION OF TRUST DATED AS OF MAY
       24, 2001 (THE  DECLARATION OF TRUST ), AS MORE
       FULLY SET FORTH IN THE NOTICE OF MEETING AND
       MANAGEMENT INFORMATION CIRCULAR ACCOMPANYING
       THIS VOTING INSTRUCTION FORM;

04     IN RESPECT OF THE SPECIAL RESOLUTION AUTHORIZING          Mgmt          For                            For
       AMENDMENTS TO THE DEFINITIONS OF  ADJUSTED
       UNITHOLDERS  EQUITY  AND  GROSS BOOK VALUE
       IN THE DECLARATION OF TRUST TO RESPOND TO
       RECENT MANDATED CHANGES IN ACCOUNTING PRINCIPLES.




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC                                                                               Agenda Number:  700669611
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  AGM
    Meeting Date:  05-May-2005
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          No vote
       the financial statements for the YE 31 DEC
       2004

2.     Receive and approve the Directors  remuneration           Mgmt          No vote
       report for the YE 31 DEC 2004

3.     Declare a final dividend of 12.47 pence per               Mgmt          No vote
       ordinary share, payable in cash

4.     Re-elect Mr. R.J.G. Richards as a Director of             Mgmt          No vote
       the Company

5.     Re-elect Mr. R.J.O. Barton as a Director of               Mgmt          No vote
       the Company

6.     Re-elect Mr. J.C. Clare as a Director of the              Mgmt          No vote
       Company

7.     Re-elect Mr. S.R. Melliss as a Director of the            Mgmt          No vote
       Company

8.     Re-elect Mr. G.F. Pimlott as a Director of the            Mgmt          No vote
       Company

9.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          No vote
       of the Company

10.    Authorize the Directors to agree the remuneration         Mgmt          No vote
       of the Auditors

11.    Authorize the Directors, in accordance with               Mgmt          No vote
       Section 80 of the Companies Act 1985, to allot
       relevant securities  Section 80(2)  up to an
       aggregate nominal amount of GBP 23,298,898;
       Authority expires on the date of the next
       AGM of the Company ; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Directors, pursuant to Section              Mgmt          No vote
       95 of the Companies Act 1985, to allot equity
       securities  Section 94 of the Act  for cash
       pursuant to the authority conferred by Resolution
       11, disapplying the statutory pre-emption rights
       Section 89(1) , provided that this power is
       limited to the allotment of equity securities:
       a) in connection with a rights issue in favor
       of ordinary shareholders; b) up to an aggregate
       nominal amount of GBP 3,465,657;  Authority
       expires upon the expiry of the general authority
       conferred by Resolution 11 ; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.13   Authorize the Company, to make market purchases           Mgmt          No vote
       Section 163(3) of the Companies Act 1985
       of up to 41,310,636 ordinary shares of 25 pence
       each of the Company, at a minimum price of
       25 pence and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or 04 NOV 206 ; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

14.    Authorize the Directors to extend the duration            Mgmt          No vote
       of the 1995 Approved Executive Share Option
       Scheme and the Unapproved Executive Share Option
       Scheme  the Scheme  for a further period of
       10 years and alter the Scheme as specified

15.    Approve: a) the Share Incentive Plan  the Plan            Mgmt          No vote
       as specified b) and authorize the Director
       to such minor modifications or amendments to
       the Plan as they may consider necessary and
       desirable; c) and authorize the Directors to
       establish one or more further Plans or benefits
       of overseas employees based on the Plan but
       subject to such modifications as the Directors
       may consider necessary or desirable take account
       of overseas securities laws; exchange controls
       and tax legislation; provided any awards made
       under such further plans shall count against
       the limits on individual participation under
       the Plan and any shares issued under any such
       further plans shall count against any limits
       on the issue of new shares under the plan

S.16   Amend the Articles of Association by replacing            Mgmt          No vote
       GBP 350,000 in line 4 of Article 87 with GBP
       750,000 as specified




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LAND HOLDINGS LTD                                                                  Agenda Number:  700698600
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  04-May-2005
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Independent      Mgmt          No vote
       Auditors  report for the YE 31 DEC 2004, and
       to declare a final dividend

2.     Re-elect the Directors                                    Mgmt          No vote

3.     Re-appoint the Auditors and authorize the Directors       Mgmt          No vote
       to fix their remuneration

4.     Authorize the Directors to allot or issue shares          Mgmt          No vote
       and to make and  grant offers, agreements and
       options which would or might require shares
       to be allotted, issued or disposed of during
       or after the end of the relevant period, not
       exceeding USD 11.4 million, (a), otherwise
       than pursuant to a Rights Issue  subject to
       such exclusions or other arrangements as the
       Directors may deem necessary or expedient in
       relation to fractional entitlements or legal
       or practical problems under the laws of, or
       the requirements of any recognized regulatory
       body or any stock exchange in, any territory
       ;  Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       to be held by law

5.     Authorize the Directors of the Company to purchase        Mgmt          No vote
       its own shares, subject to and in accordance
       with all applicable laws and regulations, during
       the relevant period the aggregate nominal amount
       of shares of the Company which the Company
       may purchase pursuant to the approval in paragraph
       (a) of this resolution shall be less than 15%
       of the aggregate nominal amount of the existing
       issued share capital of the Company at the
       date of this meeting, and such  approval shall
       be limited accordingly; and (c) the approval
       in paragraph (a) of this Resolution shall,
       where permitted by applicable laws and regulations
       and subject to the limitation in paragraph
       (b) of this Resolution, extend to permit the
       purchase of shares of the Company  i) by subsidiaries
       of the Company and ii) pursuant to the terms
       of put warrants or financial instruments having
       similar effect  Put Warrants  whereby the Company
       can be required to purchase its own shares,
       provided that where Put Warrants are issued
       or offered pursuant to a Rights Issue, the
       price which the Company may pay for shares
       purchased on exercise of Put Warrants shall
       not exceed 15% more than the average of the
       market quotations for the shares for a period
       of not more than 30 nor less than the five
       dealing days falling one day prior to the date
       of any public announcement by the Company of
       the proposed issue of Put Warrants;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT CO LTD                                                                    Agenda Number:  700709035
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  10-May-2005
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       226060 DUE TO CHANGE IN THE RESOLUTIONS.  ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Receive and consider the statement of accounts            Mgmt          No vote
       for the YE 31 DEC 2004 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend  together with a scrip           Mgmt          No vote
       alternative  for the YE 31 DEC 2004

3.1    Elect Mr. Fa-Kuang Hu as a Director                       Mgmt          No vote

3.2    Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director         Mgmt          No vote

3.3    Re-elect Mrs. Pauline Wah Ling Yu Wong as a               Mgmt          No vote
       Director

3.4    Re-elect Mr. Per Jorgensen as a Director                  Mgmt          No vote

3.5    Re-elect Dr. Deanna Ruth Tak Yung Rudgard as              Mgmt          No vote
       a Director

3.6    Re-elect Mr. Anthony Hsien Pin Lee as a Director          Mgmt          No vote

4.     Approve the annual Directors  fees and additional         Mgmt          No vote
       fees payable to the Directors serving on Board
       Committees of the Company  such revised remuneration
       arrangements to take effect from 01 JUL 2005
       and payable to Directors on a pro rata basis
       for the FYE 31 DEC 2005  and to remain the
       same until the Company in general meeting otherwise
       determines: Board of Directors: Chairman HKD
       140,000; Deputy Chairman HKD 120,000; Director
       100,000; Audit Committee: Chairman HKD 60,000;
       Member 30,000; Other Committees: Chairman HKD
       30,000, Member HKD 20,000

5.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          No vote
       as the Auditors and authorize the Directors
       to fix their remuneration

6.     Authorize the Directors to allot, issue and               Mgmt          No vote
       dispose of additional shares in the Company
       and to make or grant offers, agreements, options,
       warrants or other securities during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) any share option
       scheme or similar arrangement; or iii) any
       scrip dividend or similar arrangement pursuant
       to the Articles of Association of the Company;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       to be held by law

7.     Authorize the Directors, during the relevant              Mgmt          No vote
       period, to purchase or otherwise acquire shares
       of HKD 5.00 each in the capital of the Company
       in accordance with all applicable laws and
       the requirements of the Rules Governing the
       Listing of Securities on The Stock Exchange
       of Hong Kong Limited, not exceeding 10% of
       the aggregate nominal amount of the share capital
       of the Company;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is to be held by
       law

8.     Approve, conditional upon the passing of Resolutions      Mgmt          No vote
       6 and 7, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 7 shall
       be added to the aggregate nominal amount of
       the shares which may be issued pursuant to
       Resolution 6

9.     Approve, subject to and conditional upon the              Mgmt          No vote
       Listing Committee of the Stock Exchange of
       Hong Kong Limited granting approval of the
       listing of and permission to deal in the shares
       to be allotted and issued pursuant to the exercise
       of options which may be granted under a new
       share option scheme of the Company  the New
       Scheme , as specified, and adopt the rules
       of the New Scheme; and authorize the Directors
       to administer the New Scheme and to grant options
       in accordance with the rules and provisions
       of the New Scheme; to issue, allot and deal
       with any shares from time to time pursuant
       to the exercise of options under and in accordance
       with the New Scheme; and to do all such other
       acts things as may be necessary or expedient
       as they think fit in order to give effect to
       the New Scheme from time to time

S.10   Amend the Articles of Association as follows:             Mgmt          No vote
       a) by deleting Article 83 in its entirety and
       replacing it with new words; b) by deleting
       Article 114 in its entirety and replacing it
       with new words




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG                                                                           Agenda Number:  700696048
--------------------------------------------------------------------------------------------------------------------------
        Security:  D36953103
    Meeting Type:  OGM
    Meeting Date:  31-May-2005
          Ticker:
            ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and annual               Mgmt          For                            *
       report for the FY 2004 with the report of the
       Supervisory Board, the Group financial statements
       and Group annual report

2.     Approve the appropriation of the distributable            Mgmt          For                            *
       profit of EUR 40,600,00 as follows: payment
       of dividend of EUR 0.35 per no-par share ex-dividend
       and payable date 01 JUN 2005

3.     Ratify the acts of the Board of Managing Directors        Mgmt          For                            *

4.     Ratify the acts of the Supervisory Board                  Mgmt          For                            *

5.1    Elect Mr. Detlef Bierbaum to the Supervisory              Mgmt          For                            *
       Board

5.2    Elect Dr. Gert Haller to the Supervisory Board            Mgmt          For                            *

5.3    Elect Mr. Matthias Graf von Krockow to the Supervisory    Mgmt          For                            *
       Board

5.4    Elect Mr. Herrn Peter Rieck to the Supervisory            Mgmt          For                            *
       Board

6.     Authorize the Board of Managing Directors, with           Mgmt          For                            *
       the consent of the Supervisory Board, to increase
       the Company's share capital by up to EUR 24,000,000
       through the issue of new bearer no-par shares
       against payment in cash, on or before 30 MAY
       2010  authorized capital I ; shareholders shall
       be granted subscription rights except for residual
       amount; and amend corresponding Articles of
       Association

7.     Authorize the Board of Managing Directors, with           Mgmt          Against                        *
       the consent of the Supervisory Board, to increase
       the Company's capital by up to EUR 24,000,000
       through the issue of new bearer no-par shares
       against payment in cash or kind, on or before
       30 MAY 2010  authorized capital III ; shareholders
       shall be granted subscription rights except
       for residual amounts, for a capital increase
       against payment in kind in connection with
       mergers and acquisitions; and amend corresponding
       Articles of Association

8.     Amend the Articles of Association as follows:             Mgmt          For                            *
       Section 5, regarding: announcements of the
       Company being published in the Electronic Federal
       Gazette; Section 22(1) 2-deletion; Section
       22(3)2-deletion

9.     Amend the Articles of Association in respect              Mgmt          For                            *
       of the Supervisory Board Section 11(1), regarding
       the Supervisory Board comprising 9 Members,
       Section 16(1), regarding the Supervisory Board
       remuneration being adjusted as follows: each
       Member of the Supervisory Board shall receive
       a fixed annual remuneration of EUR 10,000,
       plus a variable remuneration of EUR 1,000 for
       every 1% dividend per share in excess of 10%,
       the Chairman shall receive twice, the Deputy
       Chairman one and a half times, these amounts
       and the Members of a Supervisory Board Committee
       shall receive an additional EUR 5,000 per Committee
       membership , Committee Chairman shall receive
       twice, Deputy Committee Chairman one and a
       half times, this amount Section 16(2), regarding
       Supervisory Board Members receiving an attendance
       fee of EUR 1,000 per Supervisory Board and
       Committee Meeting Section 16(3), Re. the Company
       being authorized to take out D+O insurance
       policies for the members of the Supervisory
       Board

10.    Amend the Articles of Association in respect              Mgmt          For                            *
       of the right to issue proxy voting instructions

11.    Amend the Articles of Association in connection           Mgmt          For                            *
       with the new German Law on Corporate Integrity
       and Modernization of the right to set aside
       resolutions of shareholders' meetings, as follows:
       Section 18(3), regarding shareholders' meetings
       being convened no later than 30 days prior
       to the day by which shareholders are required
       to register to attend the shareholders' meeting
       Section 19(1) and (2), regarding shareholders
       intending to attend the shareholders' meeting
       being obliged to register seven days prior
       to the shareholders' meeting and to provide
       a proof  in German or English  of their entitlement
       to attend the shareholders' Section 20(3),
       regarding the Chairman of the shareholders'
       meeting being authorized to limit the time
       for questions and answers at shareholders'
       meetings

12.    Authorize the Company to acquire own shares               Mgmt          For                            *
       of up to 10% of its share capital, at prices
       not deviating more than 10% from the market
       price of the shares, on or before 30 NOV 2006
       and authorize the Board of Directors to dispose
       of the shares in a manner other than the stock
       exchange or an offer to all shareholders if
       the shares are sold at a price not materially
       below the market price of identical shares,
       to use the shares in connection with mergers
       and acquisitions, and to retire the shares

13.    Appoint PWC Deutsche Revision AG, Duesseldorf             Mgmt          For                            *
       as the Auditors for the FY 2005

       COUNTER PROPOSALS HAVE BEEN RECEIVED FOR THIS             Non-Voting    No vote
       MEETING. A LINK TO THE COUNTER PROPOSAL INFORMATION
       IS AVAILABLE IN THE MATERIAL URL SECTION OF
       THE APPLICATION. IF YOU WISH TO ACT ON THESE
       ITEMS, YOU WILL NEED TO REQUEST A MEETING ATTEND
       AND VOTE YOUR SHARES AT THE COMPANYS MEETING.




--------------------------------------------------------------------------------------------------------------------------
 MAGUIRE PROPERTIES INC.                                                                     Agenda Number:  932343368
--------------------------------------------------------------------------------------------------------------------------
        Security:  559775101
    Meeting Type:  Annual
    Meeting Date:  07-Jun-2005
          Ticker:  MPG
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT F. MAGUIRE III                                     Mgmt          For                            For
       RICHARD I. GILCHRIST                                      Mgmt          For                            For
       LAWRENCE S. KAPLAN                                        Mgmt          For                            For
       CAROLINE S. MCBRIDE                                       Mgmt          For                            For
       ANDREA L. VAN DE KAMP                                     Mgmt          For                            For
       WALTER L. WEISMAN                                         Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF KPMG LLP AS              Mgmt          For                            For
       THE COMPANY S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDED DECEMBER
       31, 2005.




--------------------------------------------------------------------------------------------------------------------------
 RODAMCO EUROPE NV, ROTTERDAM                                                                Agenda Number:  700675210
--------------------------------------------------------------------------------------------------------------------------
        Security:  N7518K100
    Meeting Type:  AGM
    Meeting Date:  21-Apr-2005
          Ticker:
            ISIN:  NL0000289320
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Approve the report by the Board of Management             Mgmt          No vote
       for the FY 2004

3.     Approve the establishment of the annual accounts          Mgmt          No vote
       for the FY 2004

4.a    Approve the Company s general reserve and dividend        Mgmt          No vote
       policy

4.b    Approve the dividend for the FY 2004                      Mgmt          No vote

5.     Grant discharge to the Management Board                   Mgmt          No vote

6.     Grant discharge to the Supervisory Board                  Mgmt          No vote

7.     Approve the composition of the Supervisory Board          Mgmt          No vote
       and re-appoint a Member of the Supervisory
       Board

8.     Announcements and any other business                      Other         No vote

9.     Closing                                                   Non-Voting    No vote

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 14 APR 2005. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE                           Agenda Number:  700687479
--------------------------------------------------------------------------------------------------------------------------
        Security:  F88835115
    Meeting Type:  MIX
    Meeting Date:  11-May-2005
          Ticker:
            ISIN:  FR0000050916
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive the reports of the Board of Directors,            Mgmt          No vote
       the report of the Chairman on internal audit
       procedures and the general report of the Statutory
       Auditors and the annual financial statements
       and the balance sheet for the year 2004; accordingly,
       grant permanent discharge to the Directors
       and the Statutory Auditors for the performance
       of their duties during the said FY

O.2    Receive the reports of the Board of Directors             Mgmt          No vote
       and the Statutory Auditors and  consolidated
       financial statements for the said FY

O.3    Approve the recommendations of the Board of               Mgmt          No vote
       Directors and, to allocate the distributable
       profits amounting to EUR 49,453,339,03 as follows:
       after appropriation to the legal reserve account,
       the Board of Directors decides to proceed with
       a dividend distribution of EUR 3.17 per share,
       amounting to EUR 54,737,921.11, which dose
       not entitle to tax credit; it will be paid
       from 23 MAY 2005 as required by law

O.4    Approve the special report of the Auditors on             Mgmt          No vote
       agreements governed by Articles L 225-38 of
       the French Commercial Code, said report and
       the agreements referred to therein and notices
       that no agreement was concluded during the
       FY 2004

O.5    Authorize the Board of Directors to buy back              Mgmt          No vote
       the Company s shares on the open market, as
       per the following conditions: maximum purchase
       price, EUR 100.00; minimum sale price EUR 50.00;
       maximum number of shares that may be acquired;
       1,726,748;  Authority expires at the end of
       18 months ; to take all necessary measures
       and accomplish all necessary formalities, the
       present delegation cancels and replaces, for
       the fraction unused the delegation set forth
       in Resolution 10 and given by the CGM of 07
       MAY 2004

E.6    Authorize the Board of Directors to reduce the            Mgmt          No vote
       share capital by canceling the shares held
       by the Company in connection with a stock repurchase
       plan provided that the total number of shares
       cancelled in the 24 months does not exceed
       10% of the capital;  Authority expires at the
       end of 18 months

O.E.7  Authorize the Board of Directors to increase              Mgmt          No vote
       the share capital in one or more transactions
       in favour of the employees of the Companies
       Silic and Socomie who are members of Company
       Savings Plan, by way of issuing new shares,
       the subscription will be carried out by a Corporate
       mutual fund; to cancel shareholders preferential
       subscription rights;  Authority expires at
       the end of 26 months and for an amount, which
       shall not exceed EUR 320,000.00 ; to take all
       necessary measures and accomplish all necessary
       formalities

E.8    Authorize the Board of Directors to grant, in             Mgmt          No vote
       one or more transactions to officers and employees
       of the Company, options giving the right to
       subscribe for Silic shares to be issued through
       a share capital increase, it being provided
       that the option shall not give rights to a
       total number of shares, which shall exceed
       345,350  Authority expires at the end of 26
       months ; to take all necessary measures and
       accomplish all necessary formalities

E.9    Grant all powers to the bearer of a copy or               Mgmt          No vote
       an extract of he minutes of this meeting in
       order to accomplish all formalities filings
       and registrations prescribed by law

       A Verification Period exists in France.  Please           Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian.  Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.       The following
       applies to Non-Resident Shareowners:      Proxy
       Cards:  ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions:  Since France
       maintains a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction.  This procedure pertains
       to sale transactions with a settlement date
       prior to Meeting Date + 1




--------------------------------------------------------------------------------------------------------------------------
 SLOUGH ESTATES PLC                                                                          Agenda Number:  700697521
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81821103
    Meeting Type:  AGM
    Meeting Date:  17-May-2005
          Ticker:
            ISIN:  GB0008141045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of accounts for the YE              Mgmt          For                            *
       31 DEC 2004 and the reports of the Directors
       and the Auditors thereon

2.     Declare a final dividend of 9.85 pence per ordinary       Mgmt          For                            *
       share for the YE 31 DEC 2004 payable on 20
       MAY 2005 to holders of ordinary shares registered
       at the close of business 22 APR 2005

3.     Approve the remuneration report of the Remuneration       Mgmt          For                            *
       Committee

4.     Re-elect Mr. Richard David Kingston as a Director         Mgmt          For                            *

5.     Re-elect Mr. Stephen Lee Howard as a Director             Mgmt          For                            *

6.     Re-elect Mr. Marshall Douglas Lees as a Director          Mgmt          For                            *

7.     Re-elect Mr. Paul David Orchard-Lisle as a Director       Mgmt          For                            *

8.     Re-elect The Rt Hon Lord MacGregor of Pulham              Mgmt          For                            *
       Market OBE as a Director

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            *
       Auditors to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company

10.    Authorize the Directors to fix the remuneration           Mgmt          For                            *
       of the Auditors

11.    Authorize the Company, in accordance with Section         Mgmt          For                            *
       347C of the Companies Act  the 1985 Act , to
       make donations to EU political organization
       as in Section 347 of the 1985 Act and to incur
       EU political expenditure as in Section 347A
       of the 1985 Act up to a maximum aggregate amount
       of GBP 20,000;  Authority expires the earlier
       of the conclusion of the 2006 AGM or 16 AUG
       2006

S.12   Authorize the Directors conferred by Article              Mgmt          For                            *
       10(a) of the Company s Articles of Association,
       in substitution for any existing authority
       Section 80  up to an amount of GBP 5,242,679;
       Authority expires the earlier of the conclusion
       of the Company s  next AGM or 16 AUG 2006

S.13   Authorize the Directors conferred by Article              Mgmt          For                            *
       10(b) of the Articles of Association of the
       Company, in substitution for any existing authority,
       subject to the passing of Resolution 12 and
       for the purpose of Article 10(b) of the Articles
       of Association of the Company, disapplying
       the statutory pre-emption rights  Section 89
       ,a) up to an amount of GBP 5,242,679; and b)
       for the purpose of part IV of the Companies
       Act 1985;  Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 16 AUG 2006

S.14   Authorize the Company, for the purpose of Section         Mgmt          For                            *
       166 of the 1985 Act, to make market purchases
       Section 163 of the Act  of up to 10 % of the
       issued ordinary shares of 25p each in the capital
       of the Company, at a minimum price of 25p and
       up to 105% of the average middle market quotations
       for such shares derived from the London Stock
       Exchange Daily Official List, over the previous
       5 business days;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       in 2006 or 16 AUG 2006 ; the Company, before
       the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 THE MILLS CORPORATION                                                                       Agenda Number:  932319482
--------------------------------------------------------------------------------------------------------------------------
        Security:  601148109
    Meeting Type:  Annual
    Meeting Date:  07-Jun-2005
          Ticker:  MLS
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LAURENCE C. SIEGEL                                        Mgmt          For                            For
       FRANZ VON PERFALL                                         Mgmt          For                            For
       CRISTINA L. ROSE                                          Mgmt          For                            For
       COLOMBE M. NICHOLAS                                       Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS AUDITORS FOR 2005.




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL HOLDING                                                                             Agenda Number:  700670400
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  MIX
    Meeting Date:  20-Apr-2005
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France.  Please           Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian.  Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.       The following
       applies to Non-Resident Shareowners:      Proxy
       Cards:  ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions:  Since France
       maintains a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction.  This procedure pertains
       to sale transactions with a settlement date
       prior to Meeting Date + 1  Please make sure
       to incorporate the following comment to all
       outgoing French meetings:  A Verification Period
       exists in France. Please see http://ics.adp.com/marketguide for complete information.  Verification Period:
       Registered Shares: 1 to 5 days prior to the
       meeting date, depends on Company s by-laws.
       Bearer Shares: 6 days prior to the meeting
       date.    French Resident Shareowners must complete,
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       28 APR 2005. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU

O.1    Receive the report of the Board of Directors              Mgmt          No vote
       and the general report of the Statutory Auditors
       and approve the financial statements and the
       balance sheet for the YE 31 DEC 2004

O.2    Receive the report of the Statutory Auditors              Mgmt          No vote
       and approve the consolidated financial statements
       for 2004 FY

O.3    Approve the recommendations of the Board of               Mgmt          No vote
       Directors and resolve to appropriate the profits
       as follows: profits for the FY: EUR 486,791,043.39;
       prior retained earnings: Nil; distributable
       profits: EUR 486,791,043.39; global dividend:
       EUR 170,101,203.75; the balance of EUR 316,689,839.64
       is allocated to the carry forward account;
       as 3 interim dividends for an amount of EUR
       2.70 were already paid, the shareholders will
       receive the balance of EUR 1.05 per share on
       15 JUL 2005

O.4    Approve the reserves with the following amounts:          Mgmt          No vote
       legal reserve: EUR 34,743,537.37; special reserve
       on long-term capital gains: EUR 42,589,205.65;
       the general meeting resolves to: (-) decrease
       the legal reserves by EUR 22,680,160.50 so
       that it represents 10% of the registered capita;
       (-) the surplus of EUR 54,652,582.52 will be
       transferred to the special reserve on long-term
       capital gains account, thus amounting to EUR
       54,652,582.52; as a consequence, a 2.5% tax
       in full discharge from debt from the amount
       transferred will have to be paid in march 2006
       and in march 2007 and will be deducted from
       the carry forward account; ordinary reserves
       will be subsequently distributed, without any
       additional taxes

O.5    Acknowledge the special report of the Auditors            Mgmt          No vote
       on agreements governed by Articles L. 225-38
       and Sequence of the French Commercial Code
       and approve the agreements referred to therein

O.6    Approve to renew the term of office of Mr. Leon           Mgmt          No vote
       Bressler as the Director up to the general
       meeting called to deliberate on 2007 FY

O.7    Approve to renew the term of office of Mr. Jacques        Mgmt          No vote
       Dermagne as the Director up to the general
       meeting called to deliberate on 2007 FY

O.8    Ratify the Co-optation of Mr. Jean-Louis Solal            Mgmt          No vote
       as the Director up to the general meeting called
       to deliberate on FY 2007 and approve to renew
       the term of office of Mr. Roger Papaz as the
       Director for the same period

O.9    Appoint Mr. Yves Lyon-Caen as the Director for            Mgmt          No vote
       a period of 3 years

O.10   Approve to renew the term of office of Ernst              Mgmt          No vote
       and Young as the Statutory Auditor for a period
       of 6 years

O.11   Appoint BDO Marque and Gendrot as the Statutory           Mgmt          No vote
       Auditor for a period of 6 years

O.12   Appoint Barbier, Frinault ET Autres as the Deputy         Mgmt          No vote
       Auditor for a period of 6 years

O.13   Approve to renew the term of office of Mazars             Mgmt          No vote
       ET Guerard as the Statutory Auditor for a period
       of 6 years

O.14   Authorize the Board of Directors to buy back              Mgmt          No vote
       the Company s shares on the open market, as
       per the following conditions: maximum purchase
       price: EUR 120.00 minimum sale price: EUR 90.00
       maximum number of shares that may be acquired:
       10% of the number of shares comprising the
       share capital;  Authority expires at the end
       of 18 months ; the present delegation cancels
       and replaces the delegation set forth in Resolution
       Number 9 and given by the general meeting of
       08 APR 2004; authorize the Board of Directors
       to take all necessary measures and accomplish
       all necessary formalities

E.15   Authorize the Board of Directors to increase              Mgmt          No vote
       the share capital, in one or more transactions
       and at its sole discretion, by way of capitalizing
       retained earnings, income or premiums, to be
       carried out through the issue of bonus shares
       or the raise of the par value of the existing
       shares;  Authority expires at the end of 26
       months

O.16   Authorize the Board of Directors, with reference          Mgmt          No vote
       to delegation given in Resolution Number 14,
       to reduce the share capital by cancelling the
       shares held by the Company in connection with
       a stock repurchase plan, provided that the
       total number of shares cancelled in the 24
       months does not exceed 10% of the capital;
       Authority expires at the end of 18 months
       ; the present delegation cancels and replaces
       the delegation set forth in Resolution Number
       10 and given by the general meeting of 08 APR
       2004

O.17   Authorize the Board of Directors to increase              Mgmt          No vote
       in one or more transactions, in France or abroad,
       the share capital, provided that the total
       nominal amount shall not exceed EUR 75,000,000.00
       of the share capital, by way of issuing ordinary
       shares to be subscribed in cash or any securities
       giving access to the share capital, with maintenance
       of the Shareholders  Subscription Right;  Authority
       expires at the end of 26 months

O.18   Authorize the Board of Directors to increase              Mgmt          No vote
       in one or more transactions, in France or abroad,
       the share capital, provided that it shall not
       exceed 25% of the share capital, by way of
       issuing ordinary shares to be subscribed in
       cash or any securities giving access to the
       share capital, with waiver of the shareholders
       subscription right;  Authority expires at
       the end of 26 months

O.19   Authorize the Board of Directors to increase              Mgmt          No vote
       the share capital, within the limit of 10%
       of the share capital, with waiver of the Shareholders
       Subscription Right, in consideration for the
       contributions in kind granted to the Company
       in the event of a public exchange offer;  Authority
       expires at the end of 26 months

O.20   Authorize the Board of Directors to increase              Mgmt          No vote
       the share capital, in one or more transactions,
       at its sole discretion, in favor of the Company
       s Employees who are Members of a Company Savings
       Plan, with waiver of the Shareholders  Preferential
       Subscription Right, provided that the amount
       shall not exceed 1% of the share capital;
       Authority expires at the end of 5 years

O.21   Authorize the Board of Directors to proceed               Mgmt          No vote
       with allocations free of charge of Company
       s existing ordinary shares or to be issued,
       in favor of the Company s employees and the
       Managers, provided that they shall not represent
       more than 1% of the share capital;  Authority
       expires at the end of 38 months

O.22   Grant all powers to the bearer of a copy or               Mgmt          No vote
       an extract of the minutes of this meeting in
       order to accomplish all formalities, filings
       and registrations prescribed by law




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP                                                                             Agenda Number:  700697494
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  12-May-2005
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Company s financial statements and            Non-Voting    No vote
       the reports for the shortened FYE 31 DEC 2004

2.     Approve the Company s remuneration report for             Mgmt          For                            *
       the shortened FYE 31 DEC 2004

3.     Re-elect Mr. Frederick G. Hilmer AO as a Director         Mgmt          For                            *
       of the Company, who retires by rotation in
       accordance with the Company s Constitution

4.     Re-elect Mr. Dean R. Wills AO as a Director               Mgmt          For                            *
       of the Company, who retires by rotation in
       accordance with the Company s Constitution

5.     Re-elect Mr. David H. Lowy AM as a Director               Mgmt          For                            *
       of the Company, who retires by rotation in
       accordance with the Company s Constitution

6.     Re-elect Mr. Frank P. Lowy AC as a Director               Mgmt          For                            *
       of the Company, who retires by rotation in
       accordance with the Company s Constitution

S.7    Amend the Constitution of Westfield America               Mgmt          For                            *
       Trust in accordance with the provisions of
       the Supplemental Deed Poll - Westfield America
       Trust  Supplemental Deed Poll  as specified
       and authorize the Westfield America Management
       Limited to execute the Supplemental Deed Poll
       and lodge it with the Australian Securities
       and Investments Commission

S.8    Amend the Constitution of Westfield Trust in              Mgmt          For                            *
       accordance with the provisions of the Supplemental
       Deed Poll - Westfield Trust  Supplemental Deed
       Poll  as specified and authorize the Westfield
       Management Limited to execute the Supplemental
       Deed Poll and lodge it with the Australian
       Securities and Investments Commission



An * in the For/Against management field indicates management position unknown since information regarding non-U.S. issuers is not readily available.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers International Realty Fund, Inc.
By (Signature)       /s/ John E. McLean
Name                 John E. McLean
Title                Assistant Secretary
Date                 08/17/2005